Long Term Restricted Stock Units (Details) - 2009 International Bancshares Corporation Long-Term Restricted Stock Unit Plan	1 Months Ended	12 Months Ended
	Dec. 31, 2009 item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)
CPP-compliant long-term RSUs
Long-Term Restricted Stock Units
Restricted stock compensation limit as a percentage to the total annual compensation of the President			33.00%
CPP-compliant long-term RSUs granted for performance in 2012
Long-Term Restricted Stock Units
Compensation cost				$ 425,000
CPP-compliant long-term RSUs granted for performance in 2011
Long-Term Restricted Stock Units
Compensation cost					$ 400,000
Cash amounts paid on vesting of awards		$ 572,746
CPP-compliant long-term RSUs granted for performance in 2010
Long-Term Restricted Stock Units
Compensation cost						$ 400,000
Cash amounts paid on vesting of awards				358,782
CPP-compliant long-term RSUs granted for performance in 2009
Long-Term Restricted Stock Units
Compensation cost							$ 250,000
Cash amounts paid on vesting of awards			$ 591,344	$ 262,842
Restricted Stock Units (RSUs)
Long-Term Restricted Stock Units
Minimum number of non-employee members of the Board needed to authorize restricted stock units | item	2